Summary of Significant Accounting Policies - Advertising and Concentration of Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Advertising costs & Concentration of risks
Advertising costs | $	$ 0.3	$ 0.5
Accounts receivable | Concentration of credit risk
Advertising costs & Concentration of risks
Number of customer	1	1
Accounts receivable | Concentration of credit risk | One customer
Advertising costs & Concentration of risks
Concentration of risk percentage	61.00%	49.00%
Revenue | Concentration of customers
Advertising costs & Concentration of risks
Number of customer	2	1
Revenue | Concentration of customers | One customer
Advertising costs & Concentration of risks
Concentration of risk percentage	21.00%	46.00%
Revenue | Concentration of customers | Two customer
Advertising costs & Concentration of risks
Concentration of risk percentage	20.00%